Investment Revenue (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Investment Revenue [Abstract]
Summary of Interest and Fee Revenue

	Year ended December 31
	2022	2021	2020
Interest and fee revenue
Interest revenue from investments at amortized cost	3,660	1,654	—
Interest and fee revenue from investments at FVTPL	6,036	8,514	—
Interest revenue from cash	7,043	2,981	—
	16,739	13,149	—

Summary of Investment Loss

	Year ended December 31
	2022	2021	2020
Investment loss
Realized gains	389	20,213	—
Unrealized (losses) gains (note 8)	(65,553)	(64,714)	—
	(65,164)	(44,501)	—